Severance Indemnities and Pension Plans (Narrative) (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2026 JPY (¥) fund	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Eligible age for lifetime annuity payments				65 months
Special lump-sum early termination benefits charged to operations for the fiscal year	¥ 14,326	¥ 14,089	¥ 19,116
Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Number of major fund types | fund	4
Domestic, Japan | Pension benefits and SIPs | Other debt securities and Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of debt securities issued by the MUFG Group included in plan assets	¥ 1,589	¥ 2,615
Percentage of fair value of debt securities issued by the MUFG Group to total fair value of plan assets	0.04%	0.07%
Domestic, Japan | Pension benefits and SIPs | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of common stock issued by the MUFG Group included in plan assets	¥ 7,353	¥ 7,076
Percentage of fair value of common stock issued by the MUFG Group to total fair value of plan assets	0.19%	0.20%